Derivative Financial Instruments for Hedging Purposes (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments for Hedging Purposes [Line Items]
Effect of the cash flow hedging derivatives	$ 4,320	$ 251,371	$ 123,101
Cash Flow in CLF [Member] | Cash Flow Hedges [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	113,183	215,476	182,376
Unrealized gain for cash flow hedging in equity, net of income tax	82,624	157,297	133,135
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax	$ 9,401	$ 103,782	$ 111,694